Business combinations - Purchase Price Allocation (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 01, 2021 USD ($)	Aug. 03, 2021 USD ($)	Aug. 03, 2021 CAD ($)	Jan. 01, 2021 USD ($)
Assets
Cash		$ 60,169,000
Segregated funds		144,371,000
Trade and other receivables		11,633,000
Prepaid expenses		280,000
Property and equipment		617,000
Processor deposits		1,385,000
Other non-current assets		1,109,000
Trademarks		2,618,000
Technologies		147,198,000
Partner and merchant relationships		122,232,000
Goodwill		171,113,000
Deferred tax assets		24,000
Assets		662,749,000
Liabilities
Trade and other payables		(14,740,000)
Other current liabilities		(1,763,000)
Due to merchants		(144,371,000)
Income taxes payable		(10,339,000)
Deferred tax liabilities		(27,823,000)
Other non-current liabilities		(1,499,000)
Net assets acquired		462,214,000
Total consideration
Cash paid		447,823,000
Equity issuance		11,387,000
Contingent consideration		3,004,000
Total		$ 462,214,000
Base
Assets
Cash						$ 744,000
Segregated funds						122,139,000
Trade and other receivables						6,860,000
Prepaid expenses						42,000
Property and equipment						160,000
Processor deposits						1,385,000
Other non-current assets						0
Trademarks						2,396,000
Technologies						8,809,000
Partner and merchant relationships						47,232,000
Goodwill						32,109,000
Deferred tax assets						0
Assets						221,876,000
Liabilities
Trade and other payables						(7,059,000)
Other current liabilities						0
Due to merchants						(122,139,000)
Income taxes payable						0
Deferred tax liabilities						0
Other non-current liabilities						0
Net assets acquired						92,678,000
Total consideration
Cash paid						89,674,000
Equity issuance						0
Contingent consideration						3,004,000
Total						$ 92,678,000
Mazooma
Assets
Cash				$ 5,369,000
Segregated funds				18,506,000
Trade and other receivables				809,000
Prepaid expenses				238,000
Property and equipment				0
Processor deposits				0
Other non-current assets				0
Trademarks				0
Technologies				22,076,000
Partner and merchant relationships				15,158,000
Goodwill				26,710,000
Deferred tax assets				0
Assets				88,866,000
Liabilities
Trade and other payables				(290,000)
Other current liabilities				(1,763,000)
Due to merchants				(18,506,000)
Income taxes payable				(5,505,000)
Deferred tax liabilities				(8,299,000)
Other non-current liabilities				0
Net assets acquired				54,503,000
Total consideration
Cash paid				43,116,000	$ 54,063
Equity issuance				11,387,000	14,278
Contingent consideration	$ 0			0
Total				$ 54,503,000	$ 68,342
Simplex
Assets
Cash			$ 52,832,000
Segregated funds			3,632,000
Trade and other receivables			3,641,000
Prepaid expenses			0
Property and equipment			428,000
Processor deposits			0
Other non-current assets			0
Trademarks			0
Technologies			105,435,000
Partner and merchant relationships			55,422,000
Goodwill			103,098,000
Deferred tax assets			24,000
Assets			324,512,000
Liabilities
Trade and other payables			(6,104,000)
Other current liabilities			0
Due to merchants			(3,632,000)
Income taxes payable			(4,678,000)
Deferred tax liabilities			(19,524,000)
Other non-current liabilities			0
Net assets acquired			290,574,000
Total consideration
Cash paid			290,574,000
Equity issuance			0
Contingent consideration			0
Total			290,574,000
Paymentez
Assets
Cash			1,224,000
Segregated funds			94,000
Trade and other receivables			323,000
Prepaid expenses			0
Property and equipment			29,000
Processor deposits			0
Other non-current assets			1,109,000
Trademarks			222,000
Technologies			10,878,000
Partner and merchant relationships			4,420,000
Goodwill			9,196,000
Deferred tax assets			0
Assets			27,495,000
Liabilities
Trade and other payables			(1,287,000)
Other current liabilities			0
Due to merchants			(94,000)
Income taxes payable			(156,000)
Deferred tax liabilities			0
Other non-current liabilities			(1,499,000)
Net assets acquired			24,459,000
Total consideration
Cash paid			24,459,000
Equity issuance			0
Contingent consideration			0
Total			$ 24,459,000